Financial Instruments - Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) (Table) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative
Total	$ (917)	$ (3,727)	$ (1,863)	$ (5,580)
Depreciation expense
Derivative
Interest rate swaps	(38)	(38)	(77)	(67)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (879)	$ (3,689)	$ (1,786)	$ (5,513)